RISK MANAGEMENT - Financial assets that are considered Stage 3 and related collateral held in order to mitigate potential losses (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,822,754	$ 17,361,475
Allowance account for credit losses of financial assets	10,929,395	10,235,831	$ 8,223,103	$ 6,621,911
Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,054,240	1,117,684
Allowance account for credit losses of financial assets	471,969	463,584
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	3,007,056	3,676,251
Commercial Loans [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	512,037	535,969
Allowance account for credit losses of financial assets	235,892	239,720
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	1,914,276	2,528,495
Mortgages [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	143,336	117,201
Allowance account for credit losses of financial assets	18,269	21,883
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	203,229	173,482
Financial leases
Disclosure Of Risk Management [Line Items]
Financial assets	285,903	281,722
Allowance account for credit losses of financial assets	1,025,403	990,970	$ 631,402	$ 567,046
Financial leases | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	398,867	464,514
Allowance account for credit losses of financial assets	217,808	201,981
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	889,551	974,274
Cost | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,526,209	1,581,268
Cost | Commercial Loans [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	747,929	775,689
Cost | Mortgages [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	161,605	139,084
Cost | Financial leases | Level 3 of fair value hierarchy [member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 616,675	$ 666,495